Share-Based Payments (Details 3) - $ / shares	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Restricted Shares And Deferred Stock Units [Member]
Weighted-average grant date fair values of the equity awards
Granted Restricted Shares and Deferred Stock Units and Performance Units	136,127	180,997	97,922
Granted Weighted Average Grant Date Fair Value (in dollars per share)	$ 126.80	$ 133.92	$ 113.57
Performance Units [Member]
Weighted-average grant date fair values of the equity awards
Granted Restricted Shares and Deferred Stock Units and Performance Units	84,051	73,701	121,936
Granted Weighted Average Grant Date Fair Value (in dollars per share)	$ 103.86
Granted Weighted Average Conversion Date Fair Value (in dollars per share)	$ 103.86	$ 126.80	$ 132.46